Income taxes - Unrecognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized deferred tax assets
Temporary differences	€ 13,487	€ 14,258
Tax losses carried forward	19,393	19,021
Tax credits	342	341
Total unrecognised	33,222	33,620
Effect of deferred tax assets not recognized	€ 77	3,202	€ 99
France
Unrecognized deferred tax assets
Statutory limitation on use of unrecognized deferred tax assets against future tax liabilities, as a percent of annual taxable profits	50.00%
Finland
Unrecognized deferred tax assets
Effect of deferred tax assets not recognized		€ 2,918